Available-for-sale Securities	12 Months Ended
Mar. 31, 2013
Available-For-Sale Securities [Abstract]
Available-for-sale Securities

4. Available-for-sale Securities

The Company acquired corporate bonds issued by Hong Kong listed companies with contractual maturities after 5 years.

	March 31,
	2012	2013

Cost	$8,376	$1,614

Market value	$7,630	$1,586

Unrealized gain (loss) for the years ended March 31, 2011, 2012 and 2013 were $nil, $(746) and $718, respectively.

Net proceeds from sale of available-for-sales securities for the years ended March 31, 2011, 2012 and 2013 were $nil, $nil and $6,864, respectively. Gross realized gains from sale of available-for-sales securities for the years ended March 31, 2011, 2012 and 2013 were $nil, $nil and $132, respectively and gross realized losses from sales of available-for-sales securities for the years ended March 31, 2011, 2012 and 2013 were $nil, $nil and $30, respectively.

Other-Than-Temporary Impairment

Based on an evaluation of securities that have been in a loss position, the Company did not recognize an other-than-temporary impairment charge, for the year ended March 31, 2013. The Company considered various factors which included its intent and ability to hold the underlying securities until its estimated recovery of amortized cost. The other-than-temporary impairment charge for the years ended March 31, 2011, 2012 and 2013 was $nil, $nil and $nil, respectively.

The available-for-sale securities were classified as Level 1 of the hierarchy established under ASC No. 820 because the valuations were based on quoted prices for identical corporate bonds in active markets.